Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Loss Per Share
2 5 .	Loss Per Share
Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2019, 2020 and 2021 as follows:

	For the Year Ended December 31,
	2019	2020	2021
Numerator:
Net loss	(3,691,673)	(2,731,985)	(4,863,096)
Accretion on Preferred Shares to redemption value	(961,050)	(2,157,744)	—
Deemed contribution from repurchase of Preferred Shares	9,969	—	—

Net loss attributable to ordinary shareholders of XPeng Inc.	(4,642,754)	(4,889,729)	(4,863,096)

Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted	349,450,580	754,270,914	1,642,906,400

Basic and diluted net loss per share attributable to ordinary shareholders of XPeng Inc.	(13.29)	(6.48)	(2.96)

For the years ended December 31, 2019, 2020 and 2021, the Company had potential ordinary shares, including non-vested
share options and RSUs granted and Preferred Shares. As the Group incurred losses for the years ended December 31, 2019, 2020 and 2021, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company. The weighted-average numbers of non-vested
share options excluded from the calculation of diluted net loss per share of the Company were 100,442,575 as of December 31, 2019, nil as of December 31, 2020 and 2021. The weighted-average numbers of non-vested
RSUs excluded from the calculation of diluted net loss per share of the Company were nil as of December 31, 2019, 20,841,866 as of December 31, 2020 and 44,422,384 as of December 31, 2021. Preferred Shares to be converted into ordinary shares were 500,059,108 as of December 31, 2019, nil as of December 31, 2020 and 2021 on a weighted average basis.